Segment Information	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
9.	SEGMENT INFORMATION
The Company reports segment information based on the management approach, which designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), the Company’s
Chief Executive Officer
and the senior management team, for making decisions and assessing performance as the source of the Company’s reportable segment. The Company has determined its reportable segment to be the Pharma segment based on the information used by the CODM. Other than cash, cash equivalents and short-term investments (“Unrestricted cash”) balances, the CODM does not regularly review asset information by reportable segment and, therefore, the Company does not report asset information by reportable segment.

The following table presents information about the Company’s reportable segment for the three and nine months ended March 31, 2026 and 2025:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2026	2025	2026	2025
	$	$	$	$
Operating Expenses
Research and development	1,022,630	425,370	2,222,732	2,243,948
General and administrative	1,742,016	1,584,393	4,304,323	4,155,493
Amortization and depreciation	51,707	51,706	156,912	158,289
Foreign exchange loss (gain)	23,168	22,165	62,026	50,608

Total operating expenses	2,839,521	2,083,634	6,745,993	6,608,338
Other Income (Expense)
Interest and other income	47,770	16,565	215,914	104,195
Finance expense	—	—	—	(351,549)

Net loss from continuing operations before taxes	(2,791,751)	(2,067,069)	(6,530,079)	(6,855,692)
Income tax expense	—	—	—	—

Net loss from continuing operations	(2,791,751)	(2,067,069)	(6,530,079)	(6,855,692)

11.	SEGMENT INFORMATION
The Company reports segment information based on the management approach, which designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), the Company’s
Chief Executive Officer
and the senior management team, for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM allocates resources and assesses the performance of each operating segment based on potential licensing opportunities, historical and potential future product sales, operating expenses, and operating income (loss) before interest and taxes. The Company has determined its reportable segments to be ‘InMed Pharma’ and ‘BayMedica Commercial’ based on the information used by the CODM. Other than cash, cash equivalents and short-term investments (“Unrestricted cash”) balances, the CODM does not regularly review asset information by reportable segment and, therefore, the Company does not report asset information by reportable segment.
The InMed Pharma segment is largely organized around the research and development of small molecule pharmaceuticals drug candidates and the BayMedica Commercial segment is largely organized around manufacturing technologies to produce and commercialize bulk rare cannabinoids for sale as ingredients in the health and wellness industry. Total assets held in the ‘InMed Pharma’ segment as of June 30, 2025 and 2024 were $13.7 million and $9.2 million, respectively. Total assets as of June 30, 2025 and 2024, held in the BayMedica Commercial segment were $1.9 million and $2.6 million, respectively.
The following table presents information about the Company’s reportable segments for the years ended June 30, 2025 and 2024:

	Year Ended June 30,
	2025			2024
	InMed	BayMedica	Total	InMed	BayMedica	Total
	$	$	$	$	$	$
Sales	—	4,942,633	4,942,633	—	4,597,730	4,597,730
Cost of sales	—	(3,236,047)	(3,236,047)	—	(3,496,817)	(3,496,817)
Operating expenses	(8,474,641)	(1,178,411)	(9,653,052)	(8,400,411)	(896,853)	(9,297,264)
Other income (expense)	155,882	—	155,882	532,782	(4,881)	527,901
Finance Expense	(371,549)	—	(371,549)	—	—	—
(Loss) income before income taxes	(8,690,308)	528,175	(8,162,133)	(7,867,629)	199,179	(7,668,450)

Unrestricted cash	10,684,376	391,495	11,075,871	5,669,113	902,497	6,571,610